Lease liabilities	6 Months Ended
Jun. 30, 2022
Lease liabilities [abstract]
Lease liabilities
4.	Lease liabilities
The transactions affecting the lease liabilities during the six months ended June 30, 2022 were as follows:

Balance at January 1, 2022	$ 22,471
Interest expense	782
Payments	(392)
Lease modification and other remeasurements	143
Effect of foreign exchange differences	113
Balance at June 30, 2022	$ 23,117
Less current portion of lease liabilities	(9,530)
Long-term portion of lease liabilities	$ 13,587